Related party transaction - Disclosure of detailed information about related parties (Parenthetical) (Details)			12 Months Ended
	Feb. 07, 2026	Feb. 06, 2026	Mar. 31, 2026 [1]	Mar. 31, 2025 [1]
Sify Infinit Spaces Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	88.45%	100.00%	88.45%	100.00%
SKVR Software Solution Private Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	94.34%	100.00%	94.34%	100.00%

[1]

Pursuant to Conversion of Compulsorily Convertible Debentures and Compulsorily Convertible Preference Shares into equity Shares by SISL on February 07,2026, the holding of Sify Technologies Limited stands reduced from 100% to 88.45%. Consequently, the holding in SKVR Software Solution Private Limited stands reduced from 100% to 94.34%.